Employee Benefits - Principal Actuarial Assumptions (Detail)	Dec. 31, 2017	Dec. 31, 2016
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	2.70%	2.15%
Expected future increase in salaries	1.04%	1.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	7.75%	8.59%
Expected future increase in salaries	10.00%	10.00%